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                                            File No. 33-23458
                                            Filed under Rule 497(e)

                    Golden American Life Insurance Company

                             Prospectus Supplement

                                January 4, 1999

                                    to the
                      Prospectuses dated May 1, 1998 as
        supplemented June, 8, 1998, July 17, 1998, and August 18, 1998 for
               Flexible Premium Variable Life Insurance Policies
                        (the "GoldenSelect/r/ Genesis I and
                     GoldenSelect/r/ Genesis Flex Prospectus")

                issued by Golden American Life Insurance Company

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   | The  following  sentence is added  to the end  of the subsection titled |
   | "Sales and Other Agreements" beginning on page 35 of your prospectus.   |
   |                                                                         |
   | Additionally, we intend to reimburse registered representatives for any | | covered actual expenses they incur with regard to the distribution of | | the Contract as provided for under the non-cash compensation regulation |
   | recently adopted by the NASD and approved by the SEC.                   |
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     This supplement should be retained with your GoldenSelect/r/ Prospectus.

     G3458-PAY                                                      1/04/99